Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2019	Dec. 31, 2020
Vicarious Surgical US Inc. [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 1,909	$ 609	$ 729
Less accumulated depreciation	(389)	(127)	(284)
Property and equipment, net	$ 1,520	$ 482	445
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 to 5 years	3 to 5 years
Machinery and equipment [Member] | Vicarious Surgical US Inc. [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 552	$ 509	535
Furniture and fixed assets [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 to 7 years	3 to 7 years
Furniture and fixed assets [Member] | Vicarious Surgical US Inc. [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 153	$ 46	103
Computer hardware and software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	3 years
Computer hardware and software [Member] | Vicarious Surgical US Inc. [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 119	$ 30	67
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	Lesser of lease term or asset life	Lessor of lease term or asset life
Leasehold improvements [Member] | Vicarious Surgical US Inc. [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 1,085	$ 24	$ 24